Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of share repurchase programs
The following table presents our share repurchase programs for the years ended December 31, 2020 and 2019:

Program approval date	Program end date	Authorized amount	Program completion date
February 2019	September 30, 2019	$200,000	July 22, 2019
June 2019	December 31, 2019	200,000	December 5, 2019
November 2019	June 30, 2020	200,000	Expired
January 2020	June 30, 2020	250,000	Expired